Average Annual Total Returns - The Hartford Small Company Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	45.38%	19.29%	13.96%	41.20%	17.05%	11.38%	27.91%	14.86%	10.51%	51.50%	19.71%	13.76%	54.25%	20.97%	14.91%	53.42%	20.40%	14.38%	53.87%	20.76%	14.73%	54.37%	21.12%	15.07%	54.50%	[1]	21.19%	[1]	15.16%	[1]	54.39%	21.16%	15.15%	54.45%	[1]	21.10%	[1]	14.97%	[1]	34.63%	16.36%	13.48%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date reflects Class Y shares’ performance. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.